ING Funds Trust

ING Classic Money Market Fund

ING Institutional Prime Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2008 to ING Classic Money Market Fund’s

Class A, Class B, Class C, Class I, Class O, Class R and Class Q

Statement of Additional Information (“SAI”),

ING Institutional Prime Money Market Fund’s Institutional Class SAI

each dated July 31, 2007 and

ING Institutional Prime Money Market Fund’s

Institutional Service (“IS”) Class SAI

dated December 5, 2007

On May 30, 2008, the Board of Trustees of ING Funds Trust approved a change in the Fund’s “Portfolio Holdings Disclosure Policy.”  Effective June 1, 2008, the SAIs are revised as follows:

1.               The second paragraph under the section entitled, “Disclosure of the Funds’ Portfolio Securities” on page 54 of ING Classic Money Market Fund’s Class A, Class B, Class C, Class I, Class O, Class R and Class Q SAI is hereby deleted and replaced with the following:

In addition, each Fund (except for ING Classic Money Market Fund) posts it portfolio holdings schedule on ING’s website on a calendar-quarter basis and it is available 30 calendar days following the end of the previous calendar quarter.  The portfolio holdings schedule is as of the last day of the previous calendar quarter (i.e., each Fund (except for ING Classic Money Market Fund) will post the quarter-ending June 30 holdings on July 31).

ING Classic Money Market Fund posts its portfolio holdings schedule on ING’s website on a month-end basis and it is available 30 calendar days after the end of the previous calendar month.  The portfolio holdings schedule is as of the last day of the preceding calendar month (e.g., ING Classic Money Market Fund will post the month-ending June 30 holdings on July 31).

2.               The second paragraph under the section entitled, “Disclosure of the Fund’s Portfolio Securities” on page 36 of ING Institutional Prime Money Market Fund’s Institutional Class SAI and ING Institutional Prime Money Market Fund’s Class IS SAI is hereby deleted and replaced with the following:

In addition, the Fund posts its portfolio holdings schedule on ING’s website 30 calendar days after the end of the previous calendar month.  The portfolio holdings information is as of the last day of the previous calendar month (i.e., the Fund will post the month-ending June 30 holdings on July 31).

This Supplement supersedes the Supplement dated June 13, 2008.

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE